Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Accruals and Other Payables [Abstract]
Accrued operating expenses	$ 547,617	$ 70,358	$ 347,864
Accrued rental expenses	113,458	14,577	220,830
Accrued audit fees	644,864	82,852	153,698
Provision for sales commissions	671,907	86,327	1,600,643
Provision for long service payments and staff benefits	1,229,975	158,027	468,236
Others	459,609	59,051	107,594
Total	$ 3,667,430	$ 471,192	$ 2,898,865